Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Liabilities
Interest rate swap contracts included in Accounts Payable	$ 3.1
Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	265.4
Restricted cash and cash equivalents	202.9
Restricted short-term investments	6.0
Total Assets	474.3
Liabilities
Interest rate swap contracts included in Accounts Payable	3.1
Total Liabilities	3.1
Level 1 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	265.4
Restricted cash and cash equivalents	202.9
Restricted short-term investments	0
Total Assets	468.3
Liabilities
Interest rate swap contracts included in Accounts Payable	0
Total Liabilities	0
Level 2 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	0
Restricted cash and cash equivalents	0
Restricted short-term investments	6.0
Total Assets	6.0
Liabilities
Interest rate swap contracts included in Accounts Payable	3.1
Total Liabilities	3.1
Level 3 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	0
Restricted cash and cash equivalents	0
Restricted short-term investments	0
Total Assets	0
Liabilities
Interest rate swap contracts included in Accounts Payable	0
Total Liabilities	$ 0